Condensed Consolidated Interim Statements of Financial Position - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Non-Current Assets
Property, plant and equipment, net	$ 1,681,601,000	$ 1,548,589,000
Right of use assets	400,871,000	373,846,000
Investment property	34,208,000	33,542,000
Intangible assets, net	35,423,000	37,231,000
Biological assets	41,331,000	43,418,000
Deferred income tax assets	20,968,000	15,507,000
Trade and other receivables, net	56,968,000	38,510,000
Derivative financial instruments	9,219,000	5,482,000
Other Assets	3,426,000	3,761,000
Total Non-Current Assets	2,284,015,000	2,099,886,000
Current Assets
Biological assets	193,376,000	250,527,000
Inventories	407,286,000	289,664,000
Trade and other receivables, net	389,085,000	213,356,000
Derivative financial instruments	5,823,000	4,114,000
Short-term investments	25,464,000	46,097,000
Cash and cash equivalents	339,998,000	211,244,000
Total Current Assets	1,361,032,000	1,015,002,000
TOTAL ASSETS	3,645,047,000	3,114,888,000
Capital and reserves attributable to equity holders of the parent
Share capital	158,073,000	167,073,000
Share premium	636,139,000	659,399,000
Cumulative translation adjustment	(424,636,000)	(413,757,000)
Equity-settled compensation	11,291,000	17,264,000
Other reserves	153,237,000	151,261,000
Treasury shares	(7,940,000)	(16,989,000)
Revaluation surplus	279,150,000	245,261,000
Reserve from the sale of non-controlling interests in subsidiaries	41,574,000	41,574,000
Retained earnings	525,101,000	518,064,000
Equity attributable to equity holders of the parent	1,371,989,000	1,369,150,000
Non-controlling interest	64,569,000	38,951,000
TOTAL SHAREHOLDERS EQUITY	1,436,558,000	1,408,101,000
Non-Current Liabilities
Trade and other payables	990,000	767,000
Borrowings	1,054,192,000	680,005,000
Lease liabilities	317,869,000	287,679,000
Deferred income tax liabilities	344,906,000	330,336,000
Payroll and social security liabilities	560,000	1,454,000
Derivatives financial instruments	1,206,000	3,983,000
Provisions for other liabilities	2,668,000	2,244,000
Total Non-Current Liabilities	1,722,391,000	1,306,468,000
Current Liabilities
Trade and other payables	210,065,000	206,907,000
Current income tax liabilities	828,000	3,471,000
Payroll and social security liabilities	37,582,000	32,735,000
Borrowings	182,779,000	99,551,000
Lease liabilities	50,206,000	54,351,000
Derivative financial instruments	3,871,000	1,796,000
Provisions for other liabilities	767,000	1,508,000
Total Current Liabilities	486,098,000	400,319,000
TOTAL LIABILITIES	2,208,489,000	1,706,787,000
TOTAL SHAREHOLDERS EQUITY AND LIABILITIES	$ 3,645,047,000	$ 3,114,888,000